Leased Property - Lessee, Operating Lease and Financing Lease, Payment to be Received, Fiscal Year Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Remaining nine months ending December 31, 2023	$ 1,591	$ 2,606
2024	2,305	2,294	$ 3,474
2025	849	839	2,294
2026	415	415	839
2027	366	366	415
Thereafter	625	625
Total undiscounted lease payments	6,151	7,145	8,014
Less: discount	(314)	(363)	(422)
Operating leases	5,837	6,782	7,592	$ 8,268
Finance Leases
Remaining nine months ending December 31, 2023	110	165
2024	224	224	220
2025	228	228	224
2026	233	233	228
2027	238	238	233
Thereafter	2,034	2,033
Total undiscounted lease payments	3,067	3,121	3,176
Less: discount	(401)	(416)	(431)
Finance leases	$ 2,666	$ 2,705	$ 2,745	$ 2,897